Transactions with Related Parties	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Transactions with Related Parties

5. Transactions with Related Parties

CMTC is an international shipping company with a long history of operating and investing in the shipping market and our sponsor. As of December 31, 2024 and 2023, CMTC may be deemed to beneficially own 48.5% of the common shares and 54.2% of the common units, respectively.

Capital Gas Corp. is a privately held company controlled by Mr. Miltiadis Marinakis the son of Mr. Evangelos M. Marinakis who also controls CGP. As of December 31, 2024 and 2023, Capital Gas Corp. may be deemed to beneficially own 2.0% of the common shares and 2.1% of the common units respectively.

CGP, the Partnership’s general partner until the Conversion, is a privately held company controlled by Mr. Miltiadis Marinakis. As of December 31, 2024, CGP may be deemed to beneficially own 8.6% of the common shares.

Acquisition of the Gas Vessels:

On June 3, 2024, the Company announced an investment in 10 new gas carriers’ vessels under construction (the “Gas Vessels”) for a total amount of $755,976 with expected deliveries between the first quarter of 2026 and the third quarter of 2027. On June 17, 2024, and upon entry into 10 separate Share Purchase Agreements (“SPAs”) with CMTC, the Company paid CMTC $74,654 to acquire 100% of the equity interests in each of the vessel-owning companies of the Gas Vessels (Note 6). During the year ended December 31, 2024, the Company paid $53,596 and expects to pay an additional amount of $627,726 to the shipyards in pre-delivery and delivery installments for the Gas Vessels (Note 17).

Upon entering into the above SPAs each of the 10 vessel-owning companies of the Gas Vessels entered into a separate supervision services agreement with Capital-Gas Ship Management Corp. (“Capital-Gas Management”). As of December 31, 2024, the Company recognized the amount of $1,433 as part of the Gas Vessels construction cost and paid the amount of $1,317 in connection with the supervision services agreement respectively.

5. Transactions with Related Parties – Continued

An analysis of the Gas Vessels is as follows:

Vessel Type	Hull No.	Cubic Meters (“CBM”)	Shipyard	Estimated Delivery	Amount paid to CMTC for the acquisition of the vessel-owning companies of the Gas Vessels
MGC	8424	45,000	Hyundai Mipo Dockyard Co. Ltd, South Korea ("Hyundai Mipo")	Jun-26	—
MGC	8425	45,000	Hyundai Mipo	Sep-26	—
MGC	8426	45,000	Hyundai Mipo	Feb-27	—
MGC	8427	45,000	Hyundai Mipo	May-27	—
MGC	S1111	40,000	Nantong CIMC Sinopacific Offshore & Engineering Co. Ltd, China ("CIMC SOE")	Mar-27	9,798
MGC	S1112	40,000	CIMC SOE	Jul-27	9,798
LCO2 – HMGC	8398	22,000	Hyundai Mipo	Jan-26	19,885
LCO2 – HMGC	8399	22,000	Hyundai Mipo	Apr-26	19,885
LCO2 – HMGC	8404	22,000	Hyundai Mipo	Sep-26	7,644
LCO2 – HMGC	8405	22,000	Hyundai Mipo	Nov-26	7,644
Total					$ 74,654

The Umbrella Agreement

Acquisition of 11 LNG/Cs

On November 13, 2023, the Company entered into an umbrella agreement (the “Umbrella Agreement”) with CMTC and CGP, providing for the acquisition of 11 companies each of which owning a LNG/C vessel (the “Newbuild Vessels”) under construction at Hyundai Heavy Industries Co., LTD and Hyundai Samho Heavy Industries Co. Ltd., South Korea (collectively, “Hyundai”), with the exception of the LNG/C Amore Mio I which was delivered from the shipyard to CMTC in October 2023, for a total acquisition price of $3,130,000.

The following table presents an analysis of the Newbuild Vessels:

Hull Number/Vessel name	Capacity in Cubic Meters (“CBM”)	Delivery/ Expected delivery date to the Company
Hull 3315 – LNG/C Amore Mio I	174,000	Delivered on December 21, 2023
Initial Vessels
Hull 3316 – LNG/C Axios II	174,000	Delivered on January 2, 2024
Hull 3341 – LNG/C Assos	174,000	Delivered on May 31, 2024
Hull 3342 – LNG/C Apostolos	174,000	Delivered on June 28, 2024
Hull 8140 – LNG/C Aktoras	174,000	Delivered on June 5, 2024
Hull 8198 – LNG/C Archimidis	174,000	January 2026
Hull 8199 – LNG/C Agamemnon	174,000	March 2026
Remaining Vessels
Hull 8202 – LNG/C Alcaios I	174,000	September 2026
Hull 8203 – LNG/C Antaios I	174,000	November 2026
Hull 8206 – LNG/C Athlos	174,000	February 2027
Hull 8207 – LNG/C Archon	174,000	March 2027

On December 21, 2023, and upon entry into the Vessel SPAs for the Initial Vessels, the Company paid CMTC a deposit of $174,400, or 10% of the aggregate acquisition price of the Initial Vessels (Note 6).

On December 21, 2023, the Vessel SPA for the LNG/C Amore Mio I was completed and the Company paid CMTC $141,683 and assumed a debt of $196,317 representing in the aggregate the total acquisition price of the vessel. Upon delivery, the vessel-owning company entered into a floating fee management agreement with Capital Gas Management, a privately held company ultimately controlled by Mr. Miltiadis Marinakis.

On December 21, 2023, and upon entry into the Vessel SPAs for the Remaining Vessels, the Company paid CMTC $138,100 million to acquire 100% of the equity interests in each of the vessel-owning companies of the Remaining Vessels (Note 6).

During the year ended December 31, 2024, pursuant to the Umbrella Agreement, the Company acquired from CMTC the shares of the vessel-owning companies of the LNG/C Axios II, the LNG/C Assos, the LNG/C Aktoras and the LNG/C Apostolos for a total consideration of $1,204,000. For the above acquisitions the Company drew down the amount of $134,764 of the Umbrella Seller’s Credit (Note 8). Upon delivery, the LNG/C Assos, the LNG/C Axios II and the LNG/C Apostolos entered into a floating fee management agreement while the LNG/C Aktoras entered into a fixed fee management agreement all with Capital-Gas Management.

Umbrella Seller’s Credit

On December 21, 2023, CMTC issued to the Company the Umbrella Seller’s Credit in an amount equal to $220,000 to finance a portion of the purchase price for certain of the Newbuild Vessels (Note 8).

On the acquisition of the LNG/C Axios II, the LNG/C Aktoras and the LNG/C Apostolos the company drew $134,764 in total.

On February 28, March 11, April 24, and November 26, 2024, after the deliveries of the M/V Long Beach Express, the M/V Akadimos, the M/V Athenian and the Hyundai Premium to their new owners, the Company repaid the amounts of $12,789, $39,973, $39,838 and $42,164 respectively (Notes 3, 8).

As of December 31, 2024, there were no amounts outstanding or unutilized under the Umbrella Seller’s Credit.

5. Transactions with Related Parties – Continued

Standby Purchase Agreement with CMTC

On November 27, 2023, the Company launched a rights offering for up to $500,000 with the purpose of partly financing the purchase price of the Newbuild Vessels. In connection with the Rights Offering, the Company entered into the Standby Purchase Agreement with CMTC, pursuant to which CMTC agreed to purchase from the Company at $14.25 per common share (the subscription price in the Rights Offering), the number of common shares offered that were not issued pursuant to the Rights Offering. As on December 21, 2023, the Rights Offering was not fully subscribed, CMTC purchased 34,641,731 common shares pursuant to the Standby Purchase Agreement.

The Umbrella Agreement and the Standby Purchase Agreement permitted the Company and CMTC to net payments due to each other under the transactions contemplated by the Umbrella Agreement, including the Vessel SPAs and the Standby Purchase Agreement. The following table describe the various amount that were paid or deemed paid by each of the Company and CMTC on December 21, 2023:

Description	Method of Settlement	Value
From the Company to CMTC
10% deposit on the Initial Vessels	Netted against the amount due from CMTC pursuant to the Standby Purchase Agreement	$174,400
Payment for the Remaining Vessels		138,100
Part of purchase price of LNG/C Amore Mio I		141,683
Total		$454,183
From CMTC to the Company
Total amount due pursuant to the Standby Purchase Agreement	Netted against the total amount due from the Company	$454,183
	Cash settlement	39,462
Total		$493,645

Master Vessel Acquisition Agreement with CMTC

On June 6, 2022, the Company entered into a Master Vessel Acquisition Agreement (the “Master Agreement”) with CMTC for the acquisition of the shares of four companies owning one 174,000 CBM LNG/C vessel, the LNG/C Asterix I, two 13,312 TEU vessels, the M/V Manzanillo Express (presented in discontinued operations (Note 3)) and the M/V Itajai Express and one 13,696 TEU container carrier vessel the M/V Buenaventura Express for a total consideration of $596,583. On June 21, 2022, the Company paid total advances in relation to the Master Agreement of $24,000,for the M/V Itajai Express, the LNG/C Asterix I, and the M/V Buenaventura Express. Pursuant to the Master Agreement, the vessels were delivered to the Company from CMTC in January 2023, in February 2023 and in June 2023 respectively (Note 6). Upon delivery, the vessel-owning company of the LNG/C Asterix I entered into a floating fee management agreement with Capital-Gas Management and each of the other two vessel-owning companies of the M/V Itajai Express and the M/V Buenaventura Express entered into a separate floating fee management agreement with Capital-Executive Ship Management Corp. (“Capital-Executive”), a privately held company ultimately controlled by Mr. Miltiadis Marinakis.

Further to the transactions described above with CMTC, the Company and its subsidiaries have related party transactions with Capital Ship Management Corp. (“CSM”), Capital-Executive and Capital-Gas Management, (collectively “Managers”), and CGP, arising from certain terms of the following management and administrative services agreements.

1. Floating fee management agreements: Under the terms of these agreements the Company compensates its Managers for expenses and liabilities incurred on the Company’s behalf while providing the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating costs. Costs and expenses associated with a managed vessel’s next scheduled dry-docking are borne by the Company and not by the Managers. The Partnership also pays its Managers a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index. For the years ended December 31, 2024, 2023 and 2022, management fees under the management agreements amounted to $9,037, $6,385 and $5,214, respectively, and are included in “Vessel operating expenses – related parties” in the consolidated statements of comprehensive income.

2.       Fixed fee management agreements: Under the terms of these agreements the Company pays a fixed daily fee per bareboat chartered vessel in its fleet, mainly to cover commercial and administrative costs. For the years ended December 31, 2024, 2023 and 2022 management fees under the management agreements amounted to $105, nil and nil, respectively, and are included in “Vessel operating expenses – related parties” in the consolidated statements of comprehensive income.

3. Administrative and service agreements: On April 4, 2007, the Company entered into an administrative services agreement with CSM, pursuant to which CSM has agreed to provide certain administrative management services to the Company such as accounting, auditing, legal, insurance, IT and clerical services. In addition, the Company reimburses CSM and CGP for reasonable costs and expenses incurred in connection with the provision of these services, after CSM submits to the Company an invoice for such costs and expenses together with any supporting detail that may be reasonably required. These expenses are included in “General and administrative expenses” in the consolidated statements of comprehensive income. In 2015, the Partnership entered into an executive services agreement with CGP, which was amended in 2016, 2019, 2023 and 2024. In connection with the Conversion, the Company entered into a new executive services agreement with CGP. According to the executive services agreements, CGP provided and continues to provide certain executive officers services for the management of the Company’s business as well as investor relations and corporate support services to the Company. For the years ended December 31, 2024, 2023 and 2022 the fees under the executive services agreement with CGP amounted to $2,752, $2,350 and $2,050, respectively and are included in “General and administrative expenses” in the consolidated statements of comprehensive income.

4. Supervision services agreements with Capital-Gas Management: On December 21, 2023 and June 17, 2024 each of the vessel-owning company of the Remaining Vessels and the Gas Vessels entered into a separate supervision services agreement with Capital-Gas Management in order to supervise the performance of the design, building, equipment, completion and delivery by the Shipyard of the respective vessels. As of December 31, 2024, the Company had recognized the amount of $3,433 as part of the Remaining Vessels and the Gas Vessels construction cost and paid the amount of $3,317 in connection with the supervision services agreement respectively.

5. Transactions with Related Parties – Continued

Balances and transactions with related parties consisted of the following:

	As of December 31,
Consolidated Balance Sheets	2024	2023
Assets:
CMTC – amounts relating to vessels acquisitions (a)	$—	$402
Capital-Gas Management - advances from the Company(b)	1,131	—
Due from related party	$1,131	$402
Liabilities:
CSM – payments on behalf of the Company (c)	$34	$114
Capital-Executive – payments on behalf of the Company (c)	3,508	—
Capital-Gas Management– payments on behalf of the Company (c)	—	4,042
Due to related parties	$3,542	$4,156

	For the years ended December 31,
Consolidated Statements of Comprehensive Income	2024	2023	2022
Vessel operating expenses	$9,142	$6,385	$5,214
General and administrative expenses (d)	2,980	2,564	2,244
Interest expense and finance cost (e)	3,174	—	—

(a)	Amounts relating to vessels acquisitions: This line item mainly includes collected hire income payable from CMTC in connection with the acquisition of the vessels under the Umbrella Agreement.
(b)

Managers - Advances from the Company: This line item represents the amounts advanced by the Company for operating and voyage expenses that will be paid by the Managers on behalf of the Company and its subsidiaries.

(c)

Managers - Payments on Behalf of the Company: This line item represents the amount outstanding for payments for operating and voyage expenses made by the Managers on behalf of the Company and its subsidiaries.

(d)	General and administrative expenses: This line item mainly includes fees relating to internal audit, investor relations and consultancy fees.
(e)	Interest expense and finance cost: This line item reflects interest expense of the Umbrella Seller’s Credit (Note 8).